Long-Term Debt - Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	May 31, 2020	Dec. 31, 2018
Debt Instrument [Line Items]
Finance lease and license obligations	$ 34,909		$ 39,524
Extended maturity year	2028
Total debt	$ 6,801,693		6,492,091
Less: current portion of long-term debt	(746,358)		(681,218)
Total long-term debt	$ 6,055,335		5,810,873
$875.0 Million Senior Secured Revolving Loan Facility
Debt Instrument [Line Items]
Principal amount outstanding		$ 1,550,000	$ 130,000
Interest rate			3.96%
Extended maturity year	2024
$750.0 Million Senior Secured Revolving Credit Facility
Debt Instrument [Line Items]
Principal amount outstanding	$ 75,000
Interest rate	2.75%
Extended maturity year	2020
Term Loan A
Debt Instrument [Line Items]
Principal amount outstanding	$ 1,565,512		$ 1,256,167
Interest rate	3.06%		4.01%
Extended maturity year	2024
$375.0 Million Term Loan B
Debt Instrument [Line Items]
Principal amount outstanding			$ 368,982
Interest rate			4.26%
Extended maturity year	2021
$700.0 Million 4.750% Senior Unsecured Notes
Debt Instrument [Line Items]
Principal amount outstanding			$ 561,021
Interest rate			4.75%
Extended maturity year	2021
$565.0 Million 3.625% Senior Unsecured Notes
Debt Instrument [Line Items]
Principal amount outstanding	$ 558,781
Interest rate	3.63%
Extended maturity year	2024
662.9 Million Norwegian Epic Term Loan
Debt Instrument [Line Items]
Principal amount outstanding			$ 259,394
Interest rate			4.58%
Extended maturity year	2022
Norwegian Jewel Term Loan
Debt Instrument [Line Items]
Principal amount outstanding	$ 221,860
Interest rate	2.54%
Extended maturity year	2022
$230 Million Pride of America Term Loan
Debt Instrument [Line Items]
Principal amount outstanding	$ 229,621
Interest rate	2.81%
Extended maturity year	2021
529.8 Million Breakaway One Loan
Debt Instrument [Line Items]
Principal amount outstanding	$ 305,969		$ 360,680
Interest rate	2.84%		4.09%
Extended maturity year	2025
529.8 million Breakaway Two Loan
Debt Instrument [Line Items]
Principal amount outstanding	$ 370,531		$ 426,503
Interest rate	4.10%		4.50%
Extended maturity year	2026
590.5 million Breakaway Three Loan
Debt Instrument [Line Items]
Principal amount outstanding	$ 478,665		$ 537,223
Interest rate	2.98%		2.98%
Extended maturity year	2027
729.9 million Breakaway Four Loan
Debt Instrument [Line Items]
Principal amount outstanding	$ 630,088		$ 694,536
Interest rate	2.98%		2.98%
Extended maturity year	2029
EUR 710.8 Million Seahawk 1 Term Loan
Debt Instrument [Line Items]
Principal amount outstanding	$ 692,150		$ 756,061
Interest rate	3.92%		3.92%
Extended maturity year	2030
EUR 748.7 Million Seahawk 2 Term Loan
Debt Instrument [Line Items]
Principal amount outstanding	$ 856,188		$ 187,612
Interest rate	3.92%		3.92%
Extended maturity year	2031
Leonardo Newbuild One Loan
Debt Instrument [Line Items]
Principal amount outstanding	$ 48,009		$ 48,009
Interest rate	2.68%		2.68%
Extended maturity year	2034
Leonardo Mewbuild Two Loan
Debt Instrument [Line Items]
Principal amount outstanding	$ 48,009		$ 48,009
Interest rate	2.77%		2.77%
Extended maturity year	2035
Leonardo Newbuild Three Loan
Debt Instrument [Line Items]
Principal amount outstanding	$ 42,700		$ 43,667
Interest rate	1.22%		1.22%
Extended maturity year	2036
Leonardo Newbuild Four Loan
Debt Instrument [Line Items]
Principal amount outstanding	$ 42,700		$ 43,667
Interest rate	1.31%		1.31%
Extended maturity year	2037
Sirena Loan
Debt Instrument [Line Items]
Principal amount outstanding			$ 13,856
Interest rate			2.75%
Extended maturity year	2019
Explorer Newbuild Loan
Debt Instrument [Line Items]
Principal amount outstanding	$ 242,449		$ 268,970
Interest rate	3.43%		3.43%
Extended maturity year	2028
Marina Newbuild Loan
Debt Instrument [Line Items]
Principal amount outstanding	$ 156,319		$ 201,007
Interest rate	2.75%		3.07%
Extended maturity year	2023
Riviera Newbuild Loan
Debt Instrument [Line Items]
Principal amount outstanding	$ 202,233		$ 247,203
Interest rate	2.48%		3.32%
Extended maturity year	2024